AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2002

                                        SECURITIES ACT REGISTRATION NO. 33-63562
                                        INVESTMENT COMPANY ACT FILE NO. 811-7760
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                            -------------------------
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     (X)
                         PRE-EFFECTIVE AMENDMENT NO                    ( )
                       POST-EFFECTIVE AMENDMENT NO. 10                 (X)
                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

                                AMENDMENT NO. 12

                        KEELEY SMALL CAP VALUE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 786-5050
                           --------------------------
                                            Copy to
         John L. Keeley, Jr.                Stephen E. Goodman
         Keeley Asset Management Corp.      Michael Best & Friedrich LLC
         401 South LaSalle Street           401 North Michigan Avenue
         Suite 1201                         Suite 1900
         Chicago, Illinois 60605            Chicago, Illinois 60611
                    (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [X] on July 31, 2002 pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  PART A: INFORMATION REQUIRED IN A PROSPECTUS


               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 28, 2002
                                       OF
                        KEELEY SMALL CAP VALUE FUND, INC.


         This Fund has changed its definition of small cap companies from less than $1 billion at the time of investment to $1.5 billion or less at the time of each investment. The Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in companies of that size, measured at the time of each investment.

         The description under the heading "INVESTMENT OBJECTIVE" on the first page of the prospectus is changed to the following:

                              INVESTMENT OBJECTIVE

                  This Fund seeks capital appreciation by investing at least 80% of its net assets plus the amount of any borrowings for investment purposes in companies with small market capitalization ($1.5 billion or less, measured at the time of each investment).

         The description under the heading "PRINCIPAL INVESTMENT STRATEGY AND POLICIES" on the first page of the prospectus is changed to the following:

                   PRINCIPAL INVESTMENT STRATEGY AND POLICIES

                  Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of small cap companies, measured at the time of each investment. If we change that policy, we will give our shareholders at least 60 days notice of the change.


                  The date of this Supplement is July 31, 2002

         PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION




                        KEELEY SMALL CAP VALUE FUND, INC.
                                  SUPPLEMENT TO
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2002

         This Fund has changed its definition of small cap companies from less than $1 billion at the time of investment to $1.5 billion or less at the time of each investment. The Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in companies of that size, measured at the time of each investment.

         Under the heading INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS - INVESTMENT OBJECTIVE on page 3 of the Statement of Additional Information, the first sentence under the second paragraph of that section is changed to the following:

                  The Fund seeks to achieve this objective by investing primarily in companies that have a relatively small market capitalization, $1.5 billion or less at time of each investment. The Fund has adopted a policy, which is not a fundamental policy, that under normal circumstances, the Fund will have at least 80% of its of its net assets plus the amount of any borrowings for investment purposes invested in common stocks and other equity-type securities of such companies. If the Fund changes that policy, it will give shareholders at least 60 days notice of the change.

                  The date of this Supplement is July 31, 2002.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

     (q) Power of Attorney dated November 13, 2001, filed as an exhibit to Post- Effective Amendment No. 9 (under the Securities Act of 1933) and Post-Effective Amendment No. 11 (under the Investment Company Act of
         1940) to Form N-1A on January 25, 2002, File No. 33-63562, and incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago, and State of Illinois on the 30th day of May, 2002.

                                      KEELEY SMALL CAP VALUE FUND, INC.

                                      By: /s/ JOHN L. KEELEY, JR.
                                          -----------------------
                                          John L. Keeley, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

          Name                        Title                            Date
          ----                        -----                            ----

   John L. Keeley, Jr.       Director, Chief Executive
                             Officer and Chief Financial Officer      5/30/02
   John G. Kyle              Director                                 5/30/02
   John F. Lesch             Director                                 5/30/02
   Elwood P. Walmsley        Director                                 5/30/02
   Jerome J. Klingenberger   Director                                 5/30/02
   Sean W. Lowry             Director                                 5/30/02

The undersigned, John L. Keeley, Jr., by signing his name hereto, does hereby execute this post-effective amendment to registration statement in the capacities shown in the table above, and on behalf of each of the directors of the Fund listed above as of the dates set forth opposite each name, pursuant to a power of attorney executed by each person and filed with the Securities and Exchange Commission.

                                                     /s/JOHN L. KEELEY, JR.
                                                     --------------------------
                                                     John L. Keeley, Jr.